Tax on Profit on Ordinary Activities	6 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Tax on Profit on Ordinary Activities	Tax on (Loss) / Profit on Ordinary Activities

	Six Months Ended December 31
	2025 £’000	2024 £’000
Tax on (loss) / profit on ordinary activities	(635)	(2,381)
Tax for the six months ended December 31, 2025 is charged using the Group’s best estimate of the average annual effective rate expected for the full year applied to the profit before tax of the six month period plus the impact of any one off tax items arising in the period. The resulting effective rate for the six months ended December 31, 2025 is 4.0% (six months ended December 31, 2024: (35.4)%).